Supplemental Information - Supplemental Information of Balance Sheet (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017		Mar. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 3,615	$ 5,430	[1]
Restricted cash	773	770	[1]
Trade receivables	542	496	[1]
Financing receivables	19,488	19,795	[1]	$ 18,427
Inventories, net	7,421	6,452	[1]
Property, plant and equipment, net	6,770	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates	563	561	[1]
Equipment under operating leases	1,781	1,845	[1]
Goodwill	2,469	2,472	[1]
Other intangible assets, net	783	792	[1]
Deferred tax assets	879	852	[1]
Derivative assets	104	77	[1]
Other assets	2,007	1,925	[1]
Total Assets	47,195	48,298	[1]
LIABILITIES AND EQUITY
Debt	24,650	25,895	[1]
Trade payables	6,299	6,060	[1]
Deferred tax liabilities	96	94	[1]
Pension, postretirement and other postemployment benefits	2,315	2,300	[1]
Derivative liabilities	108	98	[1]
Other liabilities	9,607	9,594	[1]
Total Liabilities	43,075	44,041	[1]
Total Equity	4,094	4,232		$ 4,412	$ 4,320
Redeemable noncontrolling interest	26	25	[1]
Total Liabilities and Equity	47,195	48,298	[1]
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	3,119	4,901
Restricted cash	1
Trade receivables	536	490
Financing receivables	1,405	1,718
Inventories, net	7,200	6,236
Property, plant and equipment, net	6,768	6,829
Investments in unconsolidated subsidiaries and affiliates	3,212	3,173
Equipment under operating leases	37	35
Goodwill	2,314	2,316
Other intangible assets, net	770	779
Deferred tax assets	877	869
Derivative assets	97	73
Other assets	1,877	1,742
Total Assets	28,213	29,161
LIABILITIES AND EQUITY
Debt	6,349	7,443
Trade payables	6,194	5,936
Deferred tax liabilities	96	94
Pension, postretirement and other postemployment benefits	2,288	2,280
Derivative liabilities	95	88
Other liabilities	9,071	9,063
Total Liabilities	24,093	24,904
Total Equity	4,094	4,232
Redeemable noncontrolling interest	26	25
Total Liabilities and Equity	28,213	29,161
Financial Activities [Member]
ASSETS
Cash and cash equivalents	496	529
Restricted cash	772	770
Trade receivables	44	53
Financing receivables	20,212	20,699
Inventories, net	221	216
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	223	205
Equipment under operating leases	1,744	1,810
Goodwill	155	156
Other intangible assets, net	13	13
Deferred tax assets	197	198
Derivative assets	15	14
Other assets	311	358
Total Assets	24,405	25,023
LIABILITIES AND EQUITY
Debt	20,430	21,075
Trade payables	163	193
Deferred tax liabilities	196	215
Pension, postretirement and other postemployment benefits	27	20
Derivative liabilities	21	20
Other liabilities	699	686
Total Liabilities	21,536	22,209
Total Equity	2,869	2,814
Total Liabilities and Equity	$ 24,405	$ 25,023

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).